Expense Example - Transamerica JPMorgan Asset Allocation - Growth VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	89	278	482	1,073	114	356	617	1,363